EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION
13.  EQUITY-BASED COMPENSATION

Some of our subsidiaries provide an equity-based incentive plan for eligible employees. The following table presents our stock-based compensation expense recognized in the Combined Consolidated Statement of Operations:

	Year Ended December 31,
	2021	2020	2019
Restricted shares	$3,215	$1,676	1,054
Common units	823	649	455
Total	$4,038	$2,325	$1,509

Restricted Shares

We issued restricted shares of our subsidiary to certain employees during the years ended December 31, 2021, 2020 and 2019, that had grant date fair values of $5.6 million, $4.0 million and $1.5 million, respectively, and generally vest over three years. These awards are subject to continued employment, and the compensation expense is recognized ratably over the vesting periods. The fair value of these awards was based on the fair value of the operating subsidiary on each grant date, which was estimated using a discounted cash flow analysis that requires the application of discount factors and terminal multiples to projected cash flows. Discount factors and terminal multiples were based on market-based inputs and transactions, as available at the measurement date.

Common Units

We issued 1,052,632, 1,883,772, and 1,110,000 common units of our subsidiary to certain employees for the years ended December 31, 2021, 2020 and 2019, respectively, that had grant date fair values of $1.2 million, $2.1 million, and $3.4 million, respectively, and vest over three years. These awards are subject to continued employment and compensation expense is recognized ratably over the vesting periods. The fair value was based on the fair value of the operating subsidiary on the grant date, which is estimated using a discounted cash flow analysis that requires the application of discount factors and terminal multiples to projected cash flows. Discount factors and terminal multiples were based on market-based inputs and transactions, as available at the measurement date.